FI - Gains/losses on financial instruments (Details 11) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 5	SFr 18
Net gains/(losses) of which related to credit risk - on assets	(6)	8
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	412	306
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(11)	293
Net gains/(losses) of which related to credit risk - on assets	(3)	0
Loans
Gains (losses) on financial instruments
Net gains/(losses)	(24)	277
Net gains/(losses) of which related to credit risk - on assets	(224)	59
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	183	405
Net gains/(losses) of which related to credit risk - on assets	(85)	173
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(43)	(37)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(32)	(29)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	1,069	(406)
Net gains/(losses) of which related to credit risk - on liabilities	1	(1)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	6,115	(3,802)
Net gains/(losses) of which related to credit risk - on liabilities	1	0
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	(66)	120
Net gains/(losses) of which related to credit risk - on liabilities	(158)	67
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	5	18
Net gains/(losses) of which related to credit risk - on assets	(6)	8
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	412	306
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(11)	293
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	(24)	277
Net gains/(losses) of which related to credit risk - on assets	(224)	59
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	183	405
Net gains/(losses) of which related to credit risk - on assets	(85)	173
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(43)	(37)
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(32)	(29)
Bank | Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	1,069	(406)
Net gains/(losses) of which related to credit risk - on liabilities	1	(1)
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	6,098	(3,347)
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	(66)	120
Net gains/(losses) of which related to credit risk - on liabilities	SFr (158)	SFr 67